Treasury shares (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of Treasury Shares [abstract]
Summary of Treasury Shares

	2024	2025	2025
	RMB’000	RMB’000	US$’000
At January 1	—	285,561	41,249
Addition	285,561	—	—
At December 31	285,561	285,561	41,249